Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 Ordinary Share, Class A	Dec. 31, 2011 Ordinary Share, Class B Series I	Dec. 31, 2011 Ordinary Share, Class B Series II	Dec. 31, 2011 Ordinary Share, Class E
Class D preferred shares, par value	€ 0.01		€ 0.01
Class D preferred shares, Shares Issued		12,000,000	12,000,000
Class D preferred shares, shares outstanding		12,000,000	12,000,000
Class D preferred shares,aggregate preference in liquidation		$ 194,065
Ordinary shares, par value	€ 0.01	$ 476	€ 0.01
Ordinary shares, issued	54,385,951	36,000,000	36,000,000	16,200,000	9,316,224	3,283,776	7,200,000
Ordinary shares, outstanding	54,019,154	36,000,000	36,000,000	16,200,000	9,316,224	3,283,776	7,200,000